TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred taxes are included in the consolidated balance sheets, as follows:
Long term assets	$ 4,127	$ 861
Long term liabilities	$ (580)	$ (986)